Operations Classified as Held for Sale - Balance Sheet Breakdown Of Asset Held For Sale And Liabilities Assumed (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Fiber optic assets in Peru	€ 78,133	€ 83,568
Goodwill	16,461	18,708
Property, plant and equipment	21,439	22,944	€ 23,714
Others	2,064	2,067
Investment in Nabiax	232	325
Non-current assets and disposal groups held for sale	138	273
Liabilities associated with non-current assets and disposal groups held for sale	33	37
Disposal groups classified as held for sale
Disclosure of subsidiaries [line items]
Other assets	3	0
Disposal groups classified as held for sale | Peru
Disclosure of subsidiaries [line items]
Fiber optic assets in Peru	77	273
Goodwill	0	34
Property, plant and equipment	33	198
Others	44	41
Investment in Nabiax	58	0
Total allocated liabilities	€ 33	€ 37